Customer deposits (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Deposits From Customers [Line Items]
Increase / (decrease) in customer deposits	$ 193.8
Increase / (decrease) in customer deposits, excluding merger effects	30.8
Adjustment to Funding measured at amortized cost, hedge accounting application	(5.8)	$ (3.2)
Funding measured at amortized cost, fixed interest rate	105.8
Funding measured at amortized cost, floating interest rate	2.1
Merger with Credit Suisse AG
Deposits From Customers [Line Items]
Increase / (decrease) in customer deposits	$ 224.6